EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net income (loss)	$ 84,535	$ (2,348)	$ (127,711)
Weighted average number of shares outstanding - basic (in shares)	144,132,000	125,019,000	95,238,000
Impact of stock options and restricted stock units (in shares)	302,000	0	0
Weighted average number of shares outstanding - diluted (in shares)	144,434,000	125,019,000	95,238,000
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Treasury shares acquired (in shares)	445,000
Reduction to weighted average number of shares outstanding (in shares)	10,466
Dividends	$ 64,900
Dividends per share (in usd per share)	$ 0.45
Stock Compensation Plan [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from EPS (in shares)		324,338	84,000
Convertible Debt [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from EPS (in shares)	2,345,216	2,264,173	2,268,860